Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 119,791	₩ 201,701
Financial assets, Amount offset	(92,409)	(103,852)
Financial assets, Net financial instruments presented on the statements of financial position	27,382	97,849
Financial assets, Relevant amount not offset on the statements of financial position, Financial instruments	(19,875)	(87,153)
Financial assets, Net amount	7,507	10,696
Financial liabilities, Gross financial instruments recognized	112,284	(191,005)
Financial liabilities, Amount offset	92,409	(103,852)
Financial liabilities, Net financial instruments presented on the statements of financial position	19,875	(87,153)
Financial liabilities, Relevant amount not offset on the statements of financial position, Financial instruments	19,875	(87,153)
Financial liabilities, Net amount	0	0
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	26,645	87,566
Financial assets, Net financial instruments presented on the statements of financial position	26,645	87,566
Financial assets, Relevant amount not offset on the statements of financial position, Financial instruments	(19,875)	(87,153)
Financial assets, Net amount	6,770	413
Financial liabilities, Gross financial instruments recognized	19,875	(87,153)
Financial liabilities, Net financial instruments presented on the statements of financial position	19,875	(87,153)
Financial liabilities, Relevant amount not offset on the statements of financial position, Financial instruments	19,875	(87,153)
Financial liabilities, Net amount	0	0
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	92,409	(103,852)
Financial liabilities, Amount offset	92,409	(103,852)
Financial liabilities, Net amount	0	0
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	93,146	114,135
Financial assets, Amount offset	(92,409)	(103,852)
Financial assets, Net financial instruments presented on the statements of financial position	737	10,283
Financial assets, Net amount	₩ 737	₩ 10,283